Quarterly Holdings Report
for

Fidelity® International Real Estate Fund

April 30, 2020

IRE-QTLY-0620
1.815812.115

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 4.5%
360 Capital Group Ltd. unit	3,856,668	$2,255,533
Arena (REIT) unit	3,409,858	4,997,115
Charter Hall Group unit	364,162	1,799,524
DEXUS Property Group unit	1,078,127	6,400,115
Ingenia Communities Group unit	1,101,297	2,648,166
National Storage (REIT) unit	3,189,580	3,582,477

TOTAL AUSTRALIA		21,682,930

Bailiwick of Guernsey - 0.9%
Sirius Real Estate Ltd.	4,842,985	4,300,316
Belgium - 2.9%
Aedifica SA	9,900	957,959
Home Invest Belgium SA	22,153	2,609,709
Montea SICAFI SCA	24,400	2,147,121
VGP NV	33,856	3,917,876
Warehouses de Pauw	155,852	4,269,760

TOTAL BELGIUM		13,902,425

Bermuda - 4.1%
Great Eagle Holdings Ltd.	2,832,164	8,448,514
Tai Cheung Holdings Ltd.	10,213,000	7,041,122
Wing Tai Properties Ltd.	6,850,000	4,175,200

TOTAL BERMUDA		19,664,836

Cayman Islands - 6.0%
Cheung Kong Property Holdings Ltd.	4,596,000	29,040,957
France - 3.4%
ARGAN SA (a)	176,390	13,724,086
Covivio (a)	44,200	2,768,150
Covivio rights 5/28/20(b)(c)	44,200	232,496

TOTAL FRANCE		16,724,732

Germany - 8.7%
LEG Immobilien AG	123,578	14,197,742
Vonovia SE	562,449	27,767,006

TOTAL GERMANY		41,964,748

Hong Kong - 2.7%
Hysan Development Co. Ltd.	1,276,000	4,256,938
Magnificent Hotel Investment Ltd.	160,979,000	2,568,050
Sino Land Ltd.	4,463,561	6,237,962

TOTAL HONG KONG		13,062,950

Ireland - 3.3%
Dalata Hotel Group PLC	191,000	621,643
Hibernia (REIT) PLC	3,092,361	3,998,741
Irish Residential Properties REIT PLC	6,155,300	8,687,928
Yew Grove REIT PLC	2,726,900	2,719,329

TOTAL IRELAND		16,027,641

Italy - 0.5%
COIMA RES SpA (d)	366,987	2,622,101
Japan - 24.0%
Advance Residence Investment Corp.	7,947	24,363,444
Daiwa Securities Living Invest	18,414	15,528,742
Goldcrest Co. Ltd.	161,000	2,454,419
Health Care & Medical Investment Corp.	7,627	8,244,253
Ichigo Real Estate Investment Corp.	3,257	2,075,933
Katitas Co. Ltd.	132,400	2,342,893
Kenedix Residential Investment Corp.	3,000	4,763,547
Kenedix, Inc.	1,538,000	7,051,167
Kyoritsu Maintenance Co. Ltd.	20,300	499,200
LaSalle Logiport REIT	9,000	12,722,359
Mitsubishi Estate Co. Ltd.	1,872,400	30,291,944
Mitsui Fudosan Co. Ltd.	900	16,548
Nomura Real Estate Holdings, Inc.	248,000	4,095,010
Park24 Co. Ltd.	105,800	1,703,605

TOTAL JAPAN		116,153,064

Mexico - 0.3%
Corporacion Inmobiliaria Vesta S.A.B. de CV	1,265,062	1,733,745
New Zealand - 1.5%
Arvida Group Ltd.	3,957,800	3,306,046
Auckland International Airport Ltd.	848,897	3,134,798
Stride Property Group unit	1,200,200	1,102,379

TOTAL NEW ZEALAND		7,543,223

Norway - 1.8%
Entra ASA (a)(d)	712,100	8,966,369
Singapore - 7.4%
Keppel DC (REIT)	500,000	829,127
Parkway Life REIT	4,555,700	10,643,856
United Industrial Corp. Ltd.	5,252,800	8,384,370
UOL Group Ltd.	930,047	4,473,219
Wing Tai Holdings Ltd.	9,629,781	11,773,025

TOTAL SINGAPORE		36,103,597

Spain - 1.1%
Arima Real Estate SOCIMI SA (b)	241,300	2,406,300
Cellnex Telecom SA (d)	43,700	2,289,077
Melia Hotels International SA	99,203	455,502

TOTAL SPAIN		5,150,879

Sweden - 5.0%
Amasten Fastighets AB (b)	4,298,413	2,948,178
Catena AB	89,400	2,844,681
Fastighets AB Balder (b)	129,200	5,105,626
Heba Fastighets AB (B Shares)	300,100	2,607,234
John Mattson Fastighetsforetag (b)	95,300	1,356,842
NP3 Fastigheter AB	228,900	1,870,976
Samhallsbyggnadsbolaget I Norden AB (B Shares)	1,076,100	2,083,929
Torslanda Property Investment AB	936,000	1,290,230
Wihlborgs Fastigheter AB	298,730	4,262,632

TOTAL SWEDEN		24,370,328

Switzerland - 3.3%
Flughafen Zuerich AG	21,810	2,691,086
PSP Swiss Property AG	113,374	13,178,516

TOTAL SWITZERLAND		15,869,602

United Kingdom - 12.0%
Assura PLC	6,239,993	5,996,624
Big Yellow Group PLC	445,700	6,017,770
Derwent London PLC	150,200	5,875,835
Grainger Trust PLC	3,317,977	11,166,267
Great Portland Estates PLC	323,400	2,756,757
Helical Bar PLC	1,306,726	5,924,957
Londonmetric Properity PLC	1,194,270	2,921,124
Rightmove PLC	397,100	2,488,734
Safestore Holdings PLC	425,065	3,849,306
Shaftesbury PLC	337,700	2,551,999
UK Coal PLC	2,298,400	2,796,410
Urban Logistics REIT PLC	3,373,400	5,629,656

TOTAL UNITED KINGDOM		57,975,439

United States of America - 2.3%
CoStar Group, Inc. (b)	4,500	2,917,170
Prologis, Inc.	90,100	8,039,623

TOTAL UNITED STATES OF AMERICA		10,956,793

TOTAL COMMON STOCKS
(Cost $477,091,374)		463,816,675

Money Market Funds - 5.3%
Fidelity Cash Central Fund 0.16% (e)	16,098,692	16,103,522
Fidelity Securities Lending Cash Central Fund 0.11% (e)(f)	9,393,837	9,394,777
TOTAL MONEY MARKET FUNDS
(Cost $25,496,827)		25,498,299
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $502,588,201)		489,314,974
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(4,841,268)
NET ASSETS - 100%		$484,473,706

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,877,547 or 2.9% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$287,246
Fidelity Securities Lending Cash Central Fund	20,943
Total	$308,189

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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